Share Capital (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Components of Common Shares Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31,	As at December 31,
	2016	2015
Common shares	118,572,181	120,842,448
Securities convertible into common shares
Stock options	5,985,454	8,071,056
Deferred stock units (DSUs)	197,367	260,398
	124,755,002	129,173,902

Schedule of Common Stock

	Number	Amount
December 31, 2014	120,247,647	$426,037

Issued on exercise of stock options	625,201	1,269
Transfer from additional paid-in capital on exercise of options	-	787
Issued on sale of shares under Employee Share Purchase Plan	94,600	131
Repurchased under normal course issuer bid	(125,000)	(443)
December 31, 2015	120,842,448	$427,781

Issued on exercise of stock options	4,333	11
Transfer from additional paid-in capital on exercise of options	-	6
Issued on sale of shares under Employee Share Purchase Plan	70,600	72
Conversion of deferred stock units to common shares	53,300	116
Repurchased under normal course issuer bid	(2,398,500)	(8,501)
December 31, 2016	118,572,181	$419,485

Schedule of Quarterly Cash Dividends Paid

The Company paid quarterly cash dividends as follows:

	2016				2015
		Per Share		Total		Per Share		Total
1st Quarter	Cdn	$0.0125	US	$1,091	Cdn	$0.0500	US	$5,183
2nd Quarter		0.0125		1,151		0.0525		5,005
3rd Quarter		0.0125		1,153		0.0525		5,077
4th Quarter		0.0125		1,132		0.0525		4,817
	Cdn	$0.0500	US	$4,527	Cdn	$0.2075	US	$20,082

Schedule of Declared Quarterly Dividends	The Company declared quarterly dividends as follows:
	2016		2015
1st Quarter	Cdn	$0.0125	Cdn	$0.0525
2nd Quarter		0.0125		0.0525
3rd Quarter		0.0125		0.0525
4th Quarter		0.0125		0.0125

Schedule of Option Activity

Option activity for the years ended December 31, 2016 and 2015 was as follows:

	Options Outstanding				Exercisable Options
	Number of Options	Price Range (Cdn)		Weighted Average Exercise Price (Cdn)	Number	Weighted Average Exercise Price (Cdn)
December 31, 2014	9,465,372	$1.42	$7.09	$4.63	6,760,992	$4.83

Granted	-	-	-	-
Exercised	(625,201)	2.53	2.53	2.53
Forfeited	(769,115)	2.53	5.52	3.97
December 31, 2015	8,071,056	$1.42	$7.09	$4.86	7,062,972	$4.97

Granted	256,477	2.84	3.32	2.86
Exercised	(4,333)	3.12	3.33	3.28
Forfeited	(86,999)	3.49	4.37	3.84
Expired	(2,250,747)	3.40	7.09	4.85
December 31, 2016	5,985,454	$2.84	$5.66	$4.78	5,617,312	$4.89

Estimated Fair Value of Options Granted, Weighted Average Assumptions

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions for the options granted in 2015:

	2016	2015
Risk free interest rate	0.9%	NA
Volatility	49%	NA
Expected option life (in years)	5.6	NA
Dividend yield	3.2%	NA
Forfeiture rate	14.5%	NA

Details of Outstanding Options

Details of the outstanding options at December 31, 2016 are as follows:

Range of Exercise Prices (Cdn)		Outstanding Options at December 31, 2016	Remaining Term of Options in Years	Weighted Average Exercise Price (Cdn)	Exercisable Options at December 31, 2016	Weighted Average Exercise Price (Cdn)
$2.84	$3.00	246,477	5.58	$2.84	-	$-
3.01	4.00	757,167	2.93	3.43	660,502	3.44
4.01	5.00	1,500,800	2.19	4.45	1,475,800	4.46
5.01	6.00	3,481,010	0.60	5.36	3,481,010	5.36
$2.84	$6.00	5,985,454	1.50	$4.78	5,617,312	$4.89

Summary of Stock-Based Compensation Expense

The following provides a summary of the stock-based compensation expense for the years ended December 31, 2016 and 2015:

	2016	2015
Cost of revenue	$174	$460
Research and development	-	81
Marketing, general and administration	43	306
	$217	$847

Summary of Deferred Stock Units

The value of each DSU is determined in reference to the Company’s common share price, and the DSU value is payable in either cash or shares at the Company’s option.

Number
December 31, 2014	244,526

Issued in lieu of quarterly fees	5,000
Issued in lieu of dividends paid	10,872
Settled for cash	-
Settled for common shares	-
December 31, 2015	260,398

Issued in lieu of quarterly fees	21,936
Issued in lieu of dividends paid	14,690
Settled for cash	(46,357)
Settled for common shares	(53,300)
December 31, 2016	197,367

Summary of Restricted Stock Unit Activity

RSU activity for the years ended December 31, 2016 and 2015 was as follows:

Number
December 31, 2014	1,294,278

Granted	1,101,021
Settled	(103,155)
Forfeited	(783,112)
December 31, 2015	1,509,032

Granted	2,477,861
Settled	(1,148,892)
Forfeited	(125,491)
December 31, 2016	2,712,510

Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2016	2015
Basic weighted average common shares outstanding	119,245,581	120,713,535
Effect of options	-	6,636
Diluted weighted average common shares outstanding	119,245,581	120,720,171